INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Tax contingencies/settlements	$ (3)	$ 137	$ 87
Prior period taxes	14	(31)	(15)
Others	7	(12)	(5)
Total	$ 18	$ 94	$ 67